Financial Assets at Amortised Cost (Details) - Schedule of Gross Carrying Amount Expected Credit Loss in Commercial Loans - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Gross carrying amount [Member]
Financial Assets at Amortised Cost (Details) - Schedule of Gross Carrying Amount Expected Credit Loss in Commercial Loans [Line Items]
Gross carrying amount, Beginning balance	$ 32,991	$ 428
Transfers:
Transfers from stage 1 to stage 2
Transfers from stage 1 to stage 3
Transfers from stage 2 to stage 3
Transfers from stage 2 to stage 1
Transfers from stage 3 to stage 2
Transfers from stage 3 to stage 1
Write-off
Gross carrying amount [Member] | Other Commercial [Member] | Stage 1 [Member]
Financial Assets at Amortised Cost (Details) - Schedule of Gross Carrying Amount Expected Credit Loss in Commercial Loans [Line Items]
Gross carrying amount, Beginning balance	11,885,781	10,377,271
Transfers:
Transfers from stage 1 to stage 2	(520,813)	(539,387)
Transfers from stage 1 to stage 3	(4,278)	(2,169)
Transfers from stage 2 to stage 3
Transfers from stage 2 to stage 1	505,152	397,703
Transfers from stage 3 to stage 2
Transfers from stage 3 to stage 1	44
Net changes of financial assets	297,075	735,541
Write-off
Other adjustments	11,131	(83,178)
Gross carrying amount, Ending balance	11,174,092	11,885,781
Gross carrying amount [Member] | Other Commercial [Member] | Stage 2 [Member]
Financial Assets at Amortised Cost (Details) - Schedule of Gross Carrying Amount Expected Credit Loss in Commercial Loans [Line Items]
Gross carrying amount, Beginning balance	1,192,595	1,411,363
Transfers:
Transfers from stage 1 to stage 2	520,813	539,387
Transfers from stage 1 to stage 3	0
Transfers from stage 2 to stage 3	(228,472)	(234,165)
Transfers from stage 2 to stage 1	(505,152)	(397,703)
Transfers from stage 3 to stage 2	93,978	27,958
Transfers from stage 3 to stage 1
Net changes of financial assets	(206,999)	(154,244)
Write-off
Other adjustments	1	(1)
Gross carrying amount, Ending balance	866,764	1,192,595
Gross carrying amount [Member] | Other Commercial [Member] | Stage 3 [Member]
Financial Assets at Amortised Cost (Details) - Schedule of Gross Carrying Amount Expected Credit Loss in Commercial Loans [Line Items]
Gross carrying amount, Beginning balance	683,368	551,237
Transfers:
Transfers from stage 1 to stage 2
Transfers from stage 1 to stage 3	4,278	2,169
Transfers from stage 2 to stage 3	228,472	234,165
Transfers from stage 2 to stage 1
Transfers from stage 3 to stage 2	(93,978)	(27,958)
Transfers from stage 3 to stage 1	(44)
Net changes of financial assets	(34,094)	(9,790)
Write-off	(65,102)	(66,456)
Other adjustments		1
Gross carrying amount, Ending balance	722,900	683,368
Gross carrying amount [Member] | Other Commercial [Member] | Stage 1 [Member]
Financial Assets at Amortised Cost (Details) - Schedule of Gross Carrying Amount Expected Credit Loss in Commercial Loans [Line Items]
Gross carrying amount, Beginning balance	4,258,677	4,716,168
Transfers:
Transfers from stage 1 to stage 2	(732,573)	(492,763)
Transfers from stage 1 to stage 3	(40,314)	(57,501)
Transfers from stage 2 to stage 3
Transfers from stage 2 to stage 1	353,714	350,391
Transfers from stage 3 to stage 2
Transfers from stage 3 to stage 1	10,951	369
Net changes of financial assets	528,353	(262,145)
Write-off
Other adjustments	(3,474)	4,158
Gross carrying amount, Ending balance	4,375,334	4,258,677
Gross carrying amount [Member] | Other Commercial [Member] | Stage 2 [Member]
Financial Assets at Amortised Cost (Details) - Schedule of Gross Carrying Amount Expected Credit Loss in Commercial Loans [Line Items]
Gross carrying amount, Beginning balance	229,571	233,158
Transfers:
Transfers from stage 1 to stage 2	732,573	492,763
Transfers from stage 1 to stage 3	0
Transfers from stage 2 to stage 3	(236,712)	(256,444)
Transfers from stage 2 to stage 1	(353,714)	(350,391)
Transfers from stage 3 to stage 2	144,542	154,166
Transfers from stage 3 to stage 1
Net changes of financial assets	(30,373)	(44,096)
Write-off
Other adjustments	416	415
Gross carrying amount, Ending balance	486,303	229,571
Gross carrying amount [Member] | Other Commercial [Member] | Stage 3 [Member]
Financial Assets at Amortised Cost (Details) - Schedule of Gross Carrying Amount Expected Credit Loss in Commercial Loans [Line Items]
Gross carrying amount, Beginning balance	434,597	364,016
Transfers:
Transfers from stage 1 to stage 2
Transfers from stage 1 to stage 3	40,314	57,501
Transfers from stage 2 to stage 3	236,712	256,444
Transfers from stage 2 to stage 1
Transfers from stage 3 to stage 2	(144,542)	(154,166)
Transfers from stage 3 to stage 1	(10,951)	(369)
Net changes of financial assets	(26,215)	(14,601)
Write-off	(82,530)	(74,191)
Other adjustments	(1,121)	(37)
Gross carrying amount, Ending balance	446,264	434,597
ECL allowance [Member]
Financial Assets at Amortised Cost (Details) - Schedule of Gross Carrying Amount Expected Credit Loss in Commercial Loans [Line Items]
Expected credit losses allowances, beginning balance	1
Transfers:
Transfers from stage 1 to stage 2
Transfers from stage 1 to stage 3
Transfers from stage 2 to stage 3
Transfers from stage 2 to stage 1
Transfers from stage 3 to stage 2
Transfers from stage 3 to stage 1
Write-off
Transfers
Expected credit losses allowances, Ending balance	2	1
ECL allowance [Member] | Other Commercial [Member] | Stage 1 [Member]
Financial Assets at Amortised Cost (Details) - Schedule of Gross Carrying Amount Expected Credit Loss in Commercial Loans [Line Items]
Expected credit losses allowances, beginning balance	38,718	50,052
Transfers:
Transfers from stage 1 to stage 2	(4,221)	(7,575)
Transfers from stage 1 to stage 3	(23)	(13)
Transfers from stage 2 to stage 3
Transfers from stage 2 to stage 1	6,715	12,752
Transfers from stage 3 to stage 2
Transfers from stage 3 to stage 1
Write-off
Other adjustments	199	415
Transfers
Net changes of the exposure and modifications in credit risk	(17,720)	(16,913)
Expected credit losses allowances, Ending balance	23,668	38,718
ECL allowance [Member] | Other Commercial [Member] | Stage 2 [Member]
Financial Assets at Amortised Cost (Details) - Schedule of Gross Carrying Amount Expected Credit Loss in Commercial Loans [Line Items]
Expected credit losses allowances, beginning balance	61,094	101,334
Transfers:
Transfers from stage 1 to stage 2	11,509	19,943
Transfers from stage 1 to stage 3
Transfers from stage 2 to stage 3	(19,808)	(19,924)
Transfers from stage 2 to stage 1	(16,407)	(28,387)
Transfers from stage 3 to stage 2	12,317	10,409
Transfers from stage 3 to stage 1
Write-off
Other adjustments	(7)	(26)
Transfers
Net changes of the exposure and modifications in credit risk	(12,984)	(22,255)
Expected credit losses allowances, Ending balance	35,714	61,094
ECL allowance [Member] | Other Commercial [Member] | Stage 3 [Member]
Financial Assets at Amortised Cost (Details) - Schedule of Gross Carrying Amount Expected Credit Loss in Commercial Loans [Line Items]
Expected credit losses allowances, beginning balance	285,762	222,516
Transfers:
Transfers from stage 1 to stage 2
Transfers from stage 1 to stage 3	1,723	666
Transfers from stage 2 to stage 3	88,874	76,362
Transfers from stage 2 to stage 1
Transfers from stage 3 to stage 2	(19,752)	(9,992)
Transfers from stage 3 to stage 1	(12)
Write-off	(65,102)	(66,456)
Other adjustments	(1)	(2)
Transfers
Net changes of the exposure and modifications in credit risk	51,564	62,668
Expected credit losses allowances, Ending balance	343,056	285,762
ECL allowance [Member] | Other Commercial [Member] | Stage 1 [Member]
Financial Assets at Amortised Cost (Details) - Schedule of Gross Carrying Amount Expected Credit Loss in Commercial Loans [Line Items]
Expected credit losses allowances, beginning balance	44,535	38,597
Transfers:
Transfers from stage 1 to stage 2	(26,250)	(31,569)
Transfers from stage 1 to stage 3	(1,759)	(2,858)
Transfers from stage 2 to stage 3
Transfers from stage 2 to stage 1	7,286	6,295
Transfers from stage 3 to stage 2
Transfers from stage 3 to stage 1	131	15
Write-off
Other adjustments	(3,095)	3,091
Transfers
Net changes of the exposure and modifications in credit risk	17,065	30,964
Expected credit losses allowances, Ending balance	37,913	44,535
ECL allowance [Member] | Other Commercial [Member] | Stage 2 [Member]
Financial Assets at Amortised Cost (Details) - Schedule of Gross Carrying Amount Expected Credit Loss in Commercial Loans [Line Items]
Expected credit losses allowances, beginning balance	30,262	14,655
Transfers:
Transfers from stage 1 to stage 2	81,669	82,410
Transfers from stage 1 to stage 3
Transfers from stage 2 to stage 3	(40,855)	(50,214)
Transfers from stage 2 to stage 1	(50,448)	(42,778)
Transfers from stage 3 to stage 2	24,741	15,418
Transfers from stage 3 to stage 1
Write-off
Other adjustments	(336)	386
Transfers
Net changes of the exposure and modifications in credit risk	(13,112)	10,385
Expected credit losses allowances, Ending balance	31,921	30,262
ECL allowance [Member] | Other Commercial [Member] | Stage 3 [Member]
Financial Assets at Amortised Cost (Details) - Schedule of Gross Carrying Amount Expected Credit Loss in Commercial Loans [Line Items]
Expected credit losses allowances, beginning balance	201,195	176,211
Transfers:
Transfers from stage 1 to stage 2
Transfers from stage 1 to stage 3	6,896	12,082
Transfers from stage 2 to stage 3	66,626	84,285
Transfers from stage 2 to stage 1
Transfers from stage 3 to stage 2	(37,198)	(34,993)
Transfers from stage 3 to stage 1	(1,209)	(303)
Write-off	(82,530)	(74,191)
Other adjustments	(3,517)	3,493
Transfers
Net changes of the exposure and modifications in credit risk	37,059	34,611
Expected credit losses allowances, Ending balance	187,322	201,195
Commercial Loans [Member] | Gross carrying amount [Member]
Financial Assets at Amortised Cost (Details) - Schedule of Gross Carrying Amount Expected Credit Loss in Commercial Loans [Line Items]
Gross carrying amount, Beginning balance	17,684,589	17,653,213
Transfers:
Transfers from stage 1 to stage 2
Transfers from stage 1 to stage 3
Transfers from stage 2 to stage 3
Transfers from stage 2 to stage 1
Transfers from stage 3 to stage 2
Transfers from stage 3 to stage 1
Net changes of financial assets	527,747	250,665
Write-off	(147,632)	(140,647)
Other adjustments	6,953	(78,642)
Gross carrying amount, Ending balance	18,071,657	17,684,589
Commercial Loans [Member] | ECL allowance [Member]
Financial Assets at Amortised Cost (Details) - Schedule of Gross Carrying Amount Expected Credit Loss in Commercial Loans [Line Items]
Expected credit losses allowances, beginning balance	661,566	603,365
Transfers:
Transfers from stage 1 to stage 2	62,707	63,209
Transfers from stage 1 to stage 3	6,837	9,877
Transfers from stage 2 to stage 3	94,837	90,509
Transfers from stage 2 to stage 1	(52,854)	(52,118)
Transfers from stage 3 to stage 2	(19,892)	(19,158)
Transfers from stage 3 to stage 1	(1,090)	(288)
Write-off	(147,632)	(140,647)
Other adjustments	(6,757)	7,357
Transfers
Net changes of the exposure and modifications in credit risk	61,872	99,460
Expected credit losses allowances, Ending balance	$ 659,954	$ 661,566